INVENTORIES (Tables)	9 Months Ended	12 Months Ended
	Jul. 31, 2022	Oct. 31, 2021
Inventory Disclosure [Abstract]
Schedule of Inventories

	July 31, 2022	October 31, 2021
Raw materials and supplies	$9,642	$92,601
Finished goods	80,099	142,226
Total inventories	$89,741	$234,827

	October 31, 2021	October 31, 2020
Raw materials and supplies	$92,601	$26,199
Finished goods	142,226	120,612
Total inventories	$234,827	$146,811